Equity (Tables)	3 Months Ended
Mar. 31, 2016
Equity [Abstract]
Schedule of partners' capital

CHANGE IN THE CARRYING AMOUNT OF OUR EQUITY (in millions)

		Partnership
	Equity of Predecessors (a)	Common	General Partner	Noncontrolling Interest	Total
Balance at December 31, 2015	$16	$1,707	$(13)	$84	$1,794
Sponsor contributions of equity to the Predecessors	1	—	—	—	1
Loss attributable to the Predecessors	(1)	—	—	—	(1)
Equity offering under ATM Program, net of issuance costs	—	5	—	—	5
Effect of deconsolidation of RGS (b)	—	(2)	—	(84)	(86)
Distributions (c)	—	(73)	(25)	—	(98)
Net earnings attributable to partners	—	60	32	—	92
Contributions (d)	—	3	1	—	4
Other	—	1	—	—	1
Balance at March 31, 2016	$16	$1,701	$(5)	$—	$1,712

(a)	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.

(b)
As the result of the reassessment performed, we deconsolidated RGS causing the derecognition of noncontrolling interest and an opening equity impact totaling $86 million. The cumulative effect to opening equity of $2 million related to the difference in earnings under the equity method of accounting in prior periods.

(c)	Represents cash distributions declared and paid during the three months ended March 31, 2016 relating to the fourth quarter of 2015.

(d)
Includes Tesoro and TLGP contributions to the Partnership primarily related to reimbursements for capital spending pursuant predominantly to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement.

Schedule of quarterly distributions
QUARTERLY DISTRIBUTIONS

Quarter Ended	Quarterly Distribution Per Unit	Total Cash Distribution including general partner IDRs (in millions)	Date of Distribution	Unitholders Record Date
December 31, 2015	$0.780	$98	February 12, 2016	February 2, 2016
March 31, 2016	0.810	108	May 13, 2016	May 2, 2016
June 30, 2016	0.842	123	August 12, 2016	August 2, 2016
September 30, 2016 (a)	0.875	131	November 14, 2016	November 4, 2016

(a)	This distribution was declared on October 18, 2016 and will be paid on the date of distribution.